Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments - 2016 Plan [Member]		12 Months Ended
		Nov. 30, 2022 ؋ / shares shares	Nov. 30, 2021 ؋ / shares shares
Options [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Options, Outstanding beginning (in Shares) | shares		888,632	1,094,852
Options, Exercised during the year (in Shares) | shares			(206,220)
Options, Outstanding ending (in Shares) | shares		888,632	888,632
Options, Exercisable at December 31 (in Shares) | shares		888,632	888,632
Top of range [member] | WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
WAEP, Outstanding beginning	[1]	؋ 3.35	؋ 3.35
WAEP, Exercised during the year	[1]		3.35
WAEP, Outstanding ending	[1]	؋ 1.86	؋ 3.35
WAEP,Exercisable at December 31	[1]	1.86	3.35
Bottom of range [member] | WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
WAEP, Outstanding beginning		؋ 2.96	؋ 2.73
WAEP, Exercised during the year			2.83
WAEP, Outstanding ending		؋ 1.74	؋ 2.96
WAEP,Exercisable at December 31		1.74	2.96

[1]	Conversion rates used for one €: December 31,2022 $0.9376, average rate 2022 $0.9489, December 31, 2021 $0.8829, average rate 2021 $0.8449